FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

24. FINANCIAL INSTRUMENTS

A summary of the Company's financial instruments classified as fair value through profit or loss and their classification in the fair value hierarchy is as follows:

Fair value measurements at March 31, 2025 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 15)	-	-	27,824	27,824
Fair value measurements at March 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 15)	-	-	84,871	84,871
Fair value measurements at January 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 15)	-	-	108,233	108,233

The fair value of the derivative liability associated with the earn out shares was derived using a Monte Carlo simulation using non-observable inputs and therefore represents a Level 3 measurement.